SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets, Useful Lives (Details)	Sep. 30, 2025
Land use rights [Member]
Useful lives	46 years
Software [Member]
Useful lives	5 years
Patent [Member]
Useful lives	5 years